Offerings - Offering: 1	Jan. 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 6,318,577,015.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 872,595.49
Offering Note	Capitalized terms used but not defined herein have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of November 16, 2025, by and among Sword Purchaser, LLC, Sword Merger Sub, Inc. and Sealed Air Corporation (the "Company"). (1) Title of each class of securities to which the transaction applies: Common stock, par value $0.10 per share, of Sealed Air Corporation ("Common Stock"). (2) Aggregate number of securities to which transaction applies: As of the close of business on December 31, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 149,906,928, which consists of: (a) 147,252,812 shares of Common Stock outstanding; (b) 1,765,988 shares of Common Stock underlying outstanding Company RSU Awards; (c) 787,863 shares of Common Stock underlying Company PSU Awards, assumed at a maximum performance for purposes of this calculation; and (d) 100,265 shares of Common Stock underlying outstanding Company DSUs. (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of the close of business on December 31, 2025, the underlying value of the transaction was calculated as the sum of: (a) the product of 147,252,812 shares of Common Stock and the per share merger consideration of $42.15 (the "Merger Consideration"); (b) the product of 1,765,988 shares of Common Stock subject to outstanding Company RSU Awards and the Merger Consideration; (c) the product of 787,863 shares of Common Stock subject to outstanding Company PSU Awards (assumed at maximum performance) and the Merger Consideration; and (d) the product of 100,265 shares of Common Stock subject to outstanding Company DSUs and the Merger Consideration. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.